Schedule of financial instruments (Details) kr in Thousands, $ in Millions	Jun. 30, 2026 SEK (kr)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)	Nov. 15, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Deposits	kr 3,276	kr 2,573	kr 12,422
Trade receivables		21,015	21,148
Accrued income		29,516	34,121
Other receivables	70,165	76,764	61,824
Restricted cash			32,869
Cash		278,825	74,165
Convertible debentures		207,716
Trade and other payables | $				$ 13.2
Liabilities associated with cash advances	389,423	354,842	166,216
Derivative instruments (warrants)		(128,381)	(1,432)
Other liabilities		30,086	20,608
Fair value through profit or loss [member]
IfrsStatementLineItems [Line Items]
Deposits
Trade receivables
Accrued income
Other receivables
Restricted cash
Cash
Loans and borrowings (current and non-current)
Convertible debentures
Lease liabilities
Trade and other payables
Liabilities associated with cash advances
Derivative instruments (warrants)		128,381	1,432
Embedded derivatives in convertible		4,603
Other liabilities
Accrued expenses
Warrant derivative liabilities	2,306,914	128,381
Amortized cost [member]
IfrsStatementLineItems [Line Items]
Deposits	3,276	2,573	12,422
Trade receivables	27,680	21,015	21,148
Accrued income	61,289	29,516	34,121
Other receivables	28,862	38,499	40,263
Restricted cash			32,869
Cash	747,601	278,825	74,165
Loans and borrowings (current and non-current)	49,302	16,240
Convertible debentures		207,716	379,795
Lease liabilities	732,794	642,553	641,507
Trade and other payables	421,318	277,089	376,292
Liabilities associated with cash advances	389,423	354,842	166,216
Derivative instruments (warrants)
Embedded derivatives in convertible
Other liabilities	38,530	30,086	20,608
Accrued expenses	160,747	146,786	kr 84,681
Warrant derivative liabilities